FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2012

This Amendment (Check only one.):
  	is a restatement
 x 	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 7, 2012

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
48

Form 13F Information Table Value Total:
$550,637,475

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2012

                                                              INVEST
VOTING
                                          MARKET              DISCR.
AUTH.
SECURITY              CLASS  CUSIP        VALUE         QTY   SOLE
NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	 1,054,476	   33,765	x
33,765
ASTORIA FIN'L         	COM  	46265104	   174,374	   17,685	x
17,685
AMBAC FIN'L			COM	23139108	     4,000	  100,000	x
	100,000
ASTEC INDUST		COM	46224101	 4,632,960	  127,000	x
	127,000
BANK OF AMERICA		COM	60505104	   562,132	   58,739  	x
58,739
BP PLC			COM	55622104	 3,442,883	   76,500	x
76,500
BRISTOL MYERS SQUIBB	COM  	110122108	39,144,372	1,159,833  	x
1,159,833
CFS BANCORP			COM 	12525D102	   586,793	  102,942  	x
102,946
CITIGROUP, INC		COM  	172967101	39,522,137	1,081,317  	x
1,081,317
CHEVRONTEXCO CORP.	COM  	166764100	 1,865,240	   17,398	x
17,398
COMCAST CL. A		COM	20030N101	 1,586,359	   53,162  	x
53,162
CTM MEDIA CL A		COM	22944D104	   397,295	   10,422	x
10,422
DIME COMM.BANC		COM  	253922108	 1,876,053	  128,409  	x
128,409
EXXON MOBIL CORP		COM  	30231G102	 1,585,772	   18,284  	x
18,284
FIRST PLACE FIN'L		COM  	33610T109       9,935	   13,426  	x
13,426
FIRST NIAGARA FIN'L	COM	33582V108   2,325,103	  236,291	x
236,291
FLUSHING FINANCIAL	COM  	343873105   1,497,654	  111,267 	x
111,267
GENERAL ELECTRIC		COM	369604103	   341,190	   17,000	x
17,000
GENIE ENERGY		COM	903514344	 6,483,890	  670,516	x
	670,516
HOLOGIC              	COM 	436440101	33,681,875	1,562,964 	x
1,562,964
IBM                    COM  	459200101   1,140,063      5,464 	x
5,464
IDT CORP. CL. B		COM  	448847309   6,262,619    670,516	x
670,516
KEYCORP NEW			COM	493267108	   214,923	   25,285	x
25,285
LANDMARK SVGS. BK.     COM  	514928100	 2,221,596	  111,191	x
111,191
MERCK & CO.			COM  	589331107	45,182,948	1,176,639  	x
1,176,639
MMODEL INC.			COM	60689B107	10,792,027	1,022,941	x
1,022,941
MEDCO HEALTH SOL.		COM	58405U102	   582,295	    8,283  	x
8,283
MONSANTO 			COM	66166W101	   757,484	    9,497	x
9,497
MBIA INC.			COM	55262C100  28,995,466	2,958,721	x
2,958,721
NAM TAI ELEC.		COM  	629865205  16,256,724	2,718,566  	x
2,718,566
NEW YORK COMMUNITY 	COM  	649445103  50,478,204	3,628,914	x
3,628,914
NEWMARKET GROUP		COM	651587107     499,421	    2,665	x
2,665
NOVARTIS ADR           COM  	66987V109	 2,153,676	   38,868  	x
28,868
NY TIMES CL A.		COM	650111107	28,146,519	4,145,290	x
4,145,290
OLD REPUBLIC           COM  	680223104	28,772,145 	2,727,218  	x
2,727,218
PHI INC. NON-VOTE      COM  	716604202	   763,487	   32,980  	x
32,980
PFIZER INC.            COM  	717081103	56,926,343	2,513,859  	x
2,513,859
PROVIDENT BANCORP      COM  	74383A109	 8,861,872	1,047,515  	x
1,047,515
PATTERSON ENERGY		COM	703481101	19,605,303	1,133,910	x
1,133,910
QUESTAR CORP.          COM  	748356102     307,197	   15,950  	x
15,950
SEABOARD CORP.         COM  	811543107	28,028,066    14,366  	x
14,366
SLM CORP.			COM	78443P106	30,082,042	1,908,759  	x
1,908,759
SYMS CORP              COM  	871551107	 4,744,347	  437,267  	x
437,267
TCF FIN'L              COM  	872275102	   289,688    24,364  	x
24,364
TRAVELERS			COM	89417E109	 2,960,444	   50,007	x
50,007
USG INC.			COM	903293405	 3,130,400	  182,000	x
	182,000
VOXX INTERNATIONAL	COM	91829F104	31,562,283	2,327,602	x
2,327,602
VOLVO                  COM  	928856400	   145,400 	   10,000  	x
10,000

TOTALS                                 550,637,475 34,545,561
34,545,561